Interests in associates, joint ventures and other investments (Tables)	12 Months Ended
Dec. 31, 2017
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Movements in Associates, Joint Ventures and Other Investments

The movements in 2017 and 2016 were as follows:

	Net assets of associates and joint ventures £m	Goodwill and other intangibles of associates and joint ventures £m	Total associates and joint ventures £m	Other investments £m
1 January 2016	334.1	424.5	758.6	1,158.7
Additions	(1.3)	–	(1.3)	233.5
Goodwill arising on acquisition of new associates	–	292.2	292.2	–
Share of results of associate undertakings (note 4)	49.8	–	49.8	–
Dividends	(60.4)	–	(60.4)	–
Other movements	(45.3)	52.4	7.1	–
Reclassification from other investments to associates	43.6	30.7	74.3	(74.3)
Exchange adjustments	61.6	50.1	111.7	170.4
Disposals	(12.7)	–	(12.7)	(3.4)
Reclassification to subsidiaries	(44.2)	(88.8)	(133.0)	(0.2)
Revaluation of other investments	–	–	–	(93.1)
Amortisation of other intangible assets	–	(5.1)	(5.1)	–
Goodwill impairment	–	(7.0)	(7.0)	–
Write-downs	(4.8)	–	(4.8)	(81.3)
31 December 2016	320.4	749.0	1,069.4	1,310.3
Additions	34.1	–	34.1	67.7
Goodwill arising on acquisition of new associates	–	0.4	0.4	–
Share of results of associate undertakings (note 4)	113.5	–	113.5	–
Dividends	(46.8)	–	(46.8)	–
Other movements	4.7	(1.3)	3.4	–
Reclassification from other investments to associates	57.1	–	57.1	(57.1)
Exchange adjustments	(7.3)	(3.3)	(10.6)	(106.1)
Disposals	(59.2)	(79.9)	(139.1)	(1.7)
Reclassification to subsidiaries	(3.4)	(2.9)	(6.3)	–
Revaluation of other investments	–	–	–	32.1
Amortisation of other intangible assets	–	(5.7)	(5.7)	–
Write-downs	(4.2)	–	(4.2)	(91.7)
31 December 2017	408.9	656.3	1,065.2	1,153.5

Principal Associates and Joint Ventures

The Group’s principal associates and joint ventures at 31 December 2017 included:

	% owned	Country of incorporation
Barrows Design and Manufacturing (Pty) Limited	35.0	South Africa
Bruin Sports Capital LLC	38.2	USA
Chime Communications Ltd	24.9	UK
CVSC Sofres Media Co Limited	40.0	China
GIIR Inc	30.0	Korea
Globant S.A.[1]	19.2	Argentina
Haworth Marketing & Media Company	49.0	USA
High Co SA	34.1	France
Imagina	23.5	Spain
Marktest Investimentos SGPS S.A.	43.1	Portugal
Richard Attias and Associates	49.0	USA
Smollan Holdings (Pty) Ltd	24.8	South Africa

Note
[1]Although	the Group holds less than 20% of Globant S.A, it is considered to be an associate as the Group exercises significant influence over the entity.

Summary of Aggregate Financial Performance and Net Asset Position of Associates and Joint Ventures

The following tables present a summary of the aggregate financial performance and net asset position of the Group’s associate undertakings and joint ventures. These have been estimated and converted, where appropriate, to an IFRS presentation based on information provided by the relevant companies at 31 December 2017.

	2017 £m	2016 £m	2015 £m
Income statement
Revenue	3,800.8	2,254.5	2,049.5
Operating profit	440.4	308.3	283.7
Profit before taxation	381.9	237.2	236.5
Profit for the year	312.5	156.7	162.0

	2017 £m	2016 £m	2015 £m
Balance sheet
Assets	3,192.9	4,223.1	3,912.4
Liabilities	(1,633.7)	(1,900.0)	(1,906.2)
Net assets	1,559.2	2,323.1	2,006.2